Additional Information: Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Information: Condensed Financial Statements of the Company
28.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, statement of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

28.	Additional information: condensed financial statements of the Company (Continued)

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2020.

Condensed statements of comprehensive (loss)/income of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2018	2019	2020
General and administrative expenses	(2,688)	(1,299)	(22,914)
Sales and marketing expenses	—	—	(14,029)
Research and development expenses	—	—	(13,695)
Other income, net	343	(9)	(271)
Loss from operations	(2,345)	(1,308)	(50,909)
Interest income	399	145	1
Interest expenses	(3,138)	(332)	(17)
Loss before income tax	(5,084)	(1,495)	(50,925)
Income tax expenses	—	—	—
(Loss)/income from subsidiaries and VIEs	(21,473)	6,702	(12,490)
Net (loss)/income	(26,557)	5,207	(63,415)
Accretion of Series A Preferred Shares	(2,209)	(2,540)	(1,293)
Income allocation to participating preferred shareholders	—	(296)	—
Net (loss)/income attributable to ordinary shareholders of the Company	(28,766)	2,371	(64,708)
Net (loss)/income	(26,557)	5,207	(63,415)
Foreign currency translation adjustment	537	32	(1,135)
Total comprehensive (loss)/income of the Company	(26,020)	5,239	(64,550)

28.	Additional information: condensed financial statements of the Company (Continued)

Condensed balance sheets of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2019	2020
Assets
Current assets:
Cash and cash equivalents	10,673	3,332
Restricted cash	2,867	—
Prepayments and other current assets	—	358
Due from the entities within the Group	95,517	123,337
Total current assets	109,057	127,027
Total assets	109,057	127,027
Liabilities
Current liabilities:
Due to the entities within the Group	14,351	3,888
Accrued expenses and other liabilities	539	1,078
Deficit in subsidiaries	51,723	65,346
Total current liabilities	66,613	70,312
Non-current liabilities:
Other non-current liabilities	—	321
Total non-current liabilities	—	321
Total liabilities	66,613	70,633
Mezzanine equity
Series A redeemable convertible preferred shares	22,977	—
Total mezzanine equity	22,977	—
Shareholders’ equity
Ordinary shares	11	14
Additional paid-in capital	118,818	220,292
Accumulated other comprehensive income	706	(429)
Accumulated losses	(100,068)	(163,483)
Total shareholders’ equity	19,467	56,394
Total liabilities, mezzanine equity and shareholders’ equity	109,057	127,027

Condensed statement of cash flows of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2018	2019	2020
Cash flows from operating activities
Net cash used in operating activities	(24,877)	(5,284)	(40,112)
Cash flows from financing activities
Net cash generated from financing activities	—	—	29,904
Decrease in cash, cash equivalents and restricted cash	(24,877)	(5,284)	(10,208)
Cash, cash equivalents and restricted cash at beginning of year	43,701	18,824	13,540
Cash, cash equivalents and restricted cash at end of year	18,824	13,540	3,332